Revenues from mining operations (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 231,373
Sales revenue from silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	32,890
Sales revenue from copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	84,838
Sales revenue from lead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	24,862
Sales revenue from zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	82,441
Sales revenue from gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 6,342